Statement Of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 107,250	$ 0	$ 198,418	$ 0	$ 0	$ 0
Cost of revenue	91,631	0	190,913	0
Gross profit	15,619	0	7,505	0
General & Administrative Expenses
Accounting	61,939	48,415	89,939	64,015	81,643	70,413
Consulting	23,682	33,930	27,800	59,867	127,013	207,401
Legal	31,600	27,920	59,085	42,824	75,908	57,955
Office	20,068	13,032	39,116	22,098	45,726	45,215
Licenses					0	19,203
Officer & director renumeration	446,644	348,415	524,431	391,380	520,271	499,397
Research & development					0	32,793
Amortization & depreciation					6,629	60,731
Rent	2,035	0	3,572	0
Depreciation	602	506	1,210	1,024
Total G & A	586,570	472,218	745,153	581,208	857,190	993,108
(Loss) from operations	(570,951)	(472,218)	(737,648)	(581,208)	(857,190)	(993,108)
Other income (expense)
Foreign exchange (loss)	10,016	(3,628)	24,884	(4,267)	(1,288)	0
Interest expense	(28,375)	(9,598)	(103,842)	(18,742)	(104,829)	(34,732)
Loss on debt conversions	(54,998)	0	(93,338)	(76,929)	(76,929)	(1,945,898)
Loss on impairment of patents					0	(556,120)
Litigation settlement proceeds					0	25,000
Gain on interest forgiveness					0	381
Debt release					0	7,790
Total Other (Expense)	(73,357)	(13,226)	(172,296)	(99,938)	(183,046)	(2,503,579)
Net (loss)	$ (644,308)	$ (485,444)	$ (909,944)	$ (681,146)	$ (1,040,236)	$ (3,496,687)
Basic (Loss) per common share	$ 0.00	$ .00	$ .00	$ .00	$ 0.00	$ (0.01)
Weighted Average Common Shares Outsanding	1,000,371,607	857,473,771	971,151,423	811,800,080	872,685,608	424,874,458
Net Income (Loss)	$ (644,308)	$ (485,444)	$ (909,944)	$ (681,146)	$ (1,040,236)	$ (3,496,687)
Other comprehensive income:
Gain (Loss) from foreign exchange translation	(4,056)	2,680	(5,786)	3,795	110	(346)
Comprehensive (Loss)	$ (648,364)	$ (482,764)	$ (915,730)	$ (677,351)	$ (1,040,126)	$ (3,497,033)
Basic (Loss) per common shares	$ 0.00	$ .00	$ .00	$ .00	$ 0.00	$ (0.01)
Weighted Average Common Shares Outstanding	1,000,371,607	857,473,771	971,151,423	811,800,080	872,685,608	424,874,458